FINANCIAL INSTRUMENTS - Financial liabilities (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL RISK MANAGEMENT
Total financial liabilities	Rp 100,312	Rp 97,432
Financial liabilities measured at amortized cost | Trade and other payables
FINANCIAL RISK MANAGEMENT
Total financial liabilities	19,049	18,920
Financial liabilities measured at amortized cost | Accrued expenses
FINANCIAL RISK MANAGEMENT
Total financial liabilities	13,079	15,445
Financial liabilities measured at amortized cost | Customers deposits
FINANCIAL RISK MANAGEMENT
Total financial liabilities	42	44
Financial liabilities measured at amortized cost | Short-term bank loans
FINANCIAL RISK MANAGEMENT
Total financial liabilities	9,650	8,191
Financial liabilities measured at amortized cost | Two-step loans.
FINANCIAL RISK MANAGEMENT
Total financial liabilities	84	209
Financial liabilities measured at amortized cost | Bonds and MTN
FINANCIAL RISK MANAGEMENT
Total financial liabilities	5,343	4,793
Financial liabilities measured at amortized cost | Long-term bank loans
FINANCIAL RISK MANAGEMENT
Total financial liabilities	32,260	29,873
Financial liabilities measured at amortized cost | Lease liabilities
FINANCIAL RISK MANAGEMENT
Total financial liabilities	20,302	18,473
Financial liabilities measured at amortized cost | Other borrowings.
FINANCIAL RISK MANAGEMENT
Total financial liabilities	362	1,314
Financial liabilities measured at amortized cost | Other liabilities
FINANCIAL RISK MANAGEMENT
Total financial liabilities	Rp 141	Rp 170